Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jul. 05, 2022
Goodwill and Intangible Assets, Net (Details) [Line Items]
Goodwill	$ 1
Acquired assets		$ 10,000
Additional contingent consideration		$ 12,000
Agreement terms	2 years 6 months
Remaining consideration liability	$ 3,839
Other liabilities	375
Impairment Loss	8,738
Goodwill impairment	$ 368
Discount rate	20.00%
Growth rate	2.00%
Impairment amount	$ 1,879
Long-term growth rate	1.00%
Consulting and Distributions and Dstorm [Member]
Goodwill and Intangible Assets, Net (Details) [Line Items]
Discount rate	17.00%
Growth rate	2.00%
Impairment amount	$ 7,813
Growth rate used to extrapolate cash flows beyond the forecast period [Member]
Goodwill and Intangible Assets, Net (Details) [Line Items]
Impairment amount	$ 1,892
Key Managements Personnel of Entity or Parent [Member]
Goodwill and Intangible Assets, Net (Details) [Line Items]
Discount rate	17.00%
Impairment amount	$ 4,784
key Assumption [Member]
Goodwill and Intangible Assets, Net (Details) [Line Items]
Impairment amount	$ 5,507
Long-term growth rate	1.00%
Professional services CGU [Member]
Goodwill and Intangible Assets, Net (Details) [Line Items]
Impairment amount	$ 4,448
ALD Software [Member]
Goodwill and Intangible Assets, Net (Details) [Line Items]
Discount rate	20.00%
Impairment amount	$ 600
ALD Software [Member] | Consulting and Distributions and Dstorm [Member]
Goodwill and Intangible Assets, Net (Details) [Line Items]
Impairment amount	$ 1,389